Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		$ 50
Provision for credit losses		(50)
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 6,352	5,348
Provision for credit losses	4,356	3,247
Net write-offs	(2,884)	(2,079)
Exchange rate changes/other	(365)	(164)
Balance at end of period	7,459	6,352
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,037	5,004
Balance at end of period	7,093	6,037
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	311	288
Balance at end of period	365	311
Allowance for credit losses [member] | Other assets – Other
Disclosure of credit risk exposure [line items]
Balance at beginning of period		50
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4	6
Balance at end of period	1	4
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	572	481
Provision for credit losses	280	114
Net write-offs	(9)	(10)
Exchange rate changes/other	(49)	(13)
Balance at end of period	794	572
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,482	1,228
Provision for credit losses	956	877
Net write-offs	(779)	(616)
Exchange rate changes/other	(20)	(7)
Balance at end of period	1,639	1,482
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,233	1,069
Provision for credit losses	952	831
Net write-offs	(829)	(669)
Exchange rate changes/other		2
Balance at end of period	1,356	1,233
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	272	194
Provision for credit losses	209	178
Net write-offs	(104)	(84)
Exchange rate changes/other	(26)	(16)
Balance at end of period	351	272
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,793	2,326
Provision for credit losses	1,959	1,297
Net write-offs	(1,163)	(700)
Exchange rate changes/other	(270)	(130)
Balance at end of period	$ 3,319	$ 2,793